AQR Diversifying Strategies Fund Investment Strategy - AQR Diversifying Strategies Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	The Fund pursues its investment objective by investing in a portfolio of mutual funds that are each managed by the Adviser (the “Affiliated Funds”). Through its investments in the Affiliated Funds, the Fund will have exposure across global markets, including developed and emerging markets, and across several asset classes, including equities, fixed-income, commodities and currencies. The Affiliated Funds take long and short positions in a wide range of securities, derivatives and other instruments.The Fund seeks to provide investors with: 1) reduced correlation to stock and bond market movements, and 2) multiple alternative return sources that are independent from traditional stock and bond markets. Under normal circumstances, the Fund primarily invests its assets in the Affiliated Funds. The Fund does not implement its principal investment strategy by investing directly in stocks, bonds, derivative instruments or other types of securities and instruments, but instead gains exposure to these types of investments through its investments in the Affiliated Funds. The securities and other instruments in which the Affiliated Funds invest include equity securities, debt securities of any quality or maturity (including high-yield debt (e.g., below investment grade or “junk” debt) and inflation-protected securities, such as Treasury Inflation-Protected Securities), convertible securities, options, swaps (including credit default swaps), futures contracts and forward contracts. Investments in the Affiliated Funds. Allocation to the Affiliated Funds is designed to provide exposure to two different categories of alternative strategies:•Active Multi-Asset Strategies – these types of strategies seek to provide tactical and risk-managed allocations among major asset classes (e.g., equities, bonds, currencies) across global markets. These strategies are expected to have some correlation to traditional asset classes over the long term. •Absolute Return Strategies – these types of strategies seek to capture returns from both well-established investment styles (e.g., value and momentum) and certain strategies may also provide exposure to less accessible types of returns (e.g., merger and convertible arbitrage). These strategies tend to be uncorrelated to traditional asset classes over the long term. Absolute Return Strategies include exposure to:○Long/short strategies - taking long (or short) positions in investments deemed attractive (or unattractive) on a relative basis.○Directional strategies – taking long (or short) positions in investments deemed attractive (or unattractive) on an absolute basis.○Arbitrage strategies – these strategies include exposure to merger arbitrage, convertible arbitrage and other event-driven strategies.The Adviser may allocate the Fund’s assets to individual Affiliated Funds at its discretion where the Adviser deems it appropriate and in accordance with the Fund’s investment objective. Asset Allocation Investment Process. The Adviser determines how the Fund allocates and reallocates its assets among the Affiliated Funds in accordance with its proprietary allocation methodology that is designed to provide the Fund with exposure to a diversified set of alternative strategies over time. The Adviser will periodically review the investment strategies of the underlying Affiliated Funds and has discretion to modify these allocations, including adding or removing underlying Affiliated Funds, or rebalancing existing allocations, in accordance with a frequency it deems appropriate based upon current market conditions.Additional InformationWhile the Fund does not target any particular level of volatility, the Adviser, on average, expects that, through its investments in the Affiliated Funds, the Fund will realize an annualized volatility level of between 4% and 10% over time; however, the actual realized volatility level of the Fund may differ from this expected range over certain periods of time. Volatility is a statistical measurement of the dispersion of returns of a security or fund or index, as measured by the annualized standard deviation of its returns. Higher volatility generally indicates higher risk.A portion of the Fund's assets may be held in cash or cash equivalent investments, with one year or less to maturity, including, but not limited to, money market instruments and U.S. Government securities.